UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

George P. Hoyt

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2021

WESTERN ASSET

INVESTMENT GRADE

DEFINED OPPORTUNITY

TRUST INC. (IGI)

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you invest through a financial intermediary and you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that financial intermediary. If you are a direct shareholder with the Fund, you can call the Fund at 1-888-888-0151, or write to the Fund by regular mail at P.O. Box 505000, Louisville, KY 40233 or by overnight delivery to Computershare, 462 South 4th Street, Suite 1600, Louisville, KY 40202 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.

II	Western Asset Investment Grade Defined Opportunity Trust Inc.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Investment Grade Defined Opportunity Trust Inc. for the six-month reporting period ended May 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 30, 2021

Western Asset Investment Grade Defined Opportunity Trust Inc.	III

Performance review

For the six months ended May 31, 2021, Western Asset Investment Grade Defined Opportunity Trust Inc. returned -1.00% based on its net asset value (“NAV”)i and 1.67% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Credit Indexii, returned -2.30% for the same period. The Lipper Corporate Debt BBB-Rated Closed-End Funds Category Averageiii returned -0.67% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.40 per share. As of May 31, 2021, the Fund estimates that 98% of the distributions were sourced from net investment income and 2% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of May 31, 2021. Past performance is no guarantee of future results.

Performance Snapshot as of May 31, 2021 (unaudited)
Price Per Share	6-Month Total Return**
$21.47 (NAV)	-1.00	%†
$21.38 (Market Price)	1.67	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “IGI” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XIGIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

IV	Western Asset Investment Grade Defined Opportunity Trust Inc.

Performance review (cont’d)

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Investment Grade Defined Opportunity Trust Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 30, 2021

RISKS: The Fund is a non-diversified, limited term, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may invest in lower-rated high-yield bonds or “junk bonds”, which are subject to greater liquidity and credit risk (risk of default) than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund may invest in securities or engage in transactions that have the economic effects of leverage which can increase the risk and volatility of the Fund. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Western Asset Investment Grade Defined Opportunity Trust Inc.	V

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii	The Bloomberg Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB or higher).

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 6 funds in the Fund’s Lipper category.

VI	Western Asset Investment Grade Defined Opportunity Trust Inc.

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2021 and November 30, 2020 and does not include derivatives, such as futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	1

Schedule of investments (unaudited)

May 31, 2021

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 93.8%
Communication Services — 10.3%
Diversified Telecommunication Services — 3.0%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	$424,770
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	296,793
AT&T Inc., Senior Notes	3.100%	2/1/43	320,000	303,540
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	339,003
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	474,809
AT&T Inc., Senior Notes	3.500%	2/1/61	260,000	244,578
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	2,408,973
British Telecommunications PLC, Senior Notes	4.250%	11/8/49	200,000	221,901	(a)
Corning Inc., Senior Notes	3.900%	11/15/49	210,000	229,829
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	140,000	197,390
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	250,809
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,527,572
Total Diversified Telecommunication Services				6,919,967
Entertainment — 1.6%
Activision Blizzard Inc., Senior Notes	2.500%	9/15/50	220,000	187,873
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	3,513,190
Total Entertainment				3,701,063
Media — 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	910,000	921,243
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	235,381
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	553,597
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	654,688
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	3,609,668
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	1,011,498
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	491,999
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	467,796
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	27,402
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	240,886
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	1,170,000	1,330,509

See Notes to Financial Statements.

2	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	370,000	$552,641
ViacomCBS Inc., Senior Notes	5.250%	4/1/44	80,000	96,988
Total Media				10,194,296
Wireless Telecommunication Services — 1.3%
Sprint Corp., Senior Notes	7.250%	9/15/21	1,170,000	1,189,516
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	136,123
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	561,321
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	170,000	163,505
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	120,000	115,904
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	100,000	112,138
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	100,000	94,028
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	330,000	373,860
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	320,000	404,202
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	20,000	22,194
Total Wireless Telecommunication Services				3,172,791
Total Communication Services				23,988,117
Consumer Discretionary — 3.9%
Automobiles — 1.1%
Ford Motor Co., Senior Notes	9.215%	9/15/21	640,000	655,078
General Motors Co., Senior Notes	5.400%	10/2/23	200,000	221,303
General Motors Co., Senior Notes	6.125%	10/1/25	300,000	356,846
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	391,713
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	808,804
Total Automobiles				2,433,744
Hotels, Restaurants & Leisure — 1.6%
Genting New York LLC/GENNY Capital Inc.,
Senior Notes	3.300%	2/15/26	740,000	741,995	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	320,000	342,169
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	315,821
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	461,809
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	590,000	630,415	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	690,000	772,810
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	229,600
Sands China Ltd., Senior Notes	4.375%	6/18/30	220,000	237,803
Total Hotels, Restaurants & Leisure				3,732,422
Household Durables — 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	390,000	452,868

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — continued
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	300,000	$291,633
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	394,267
Total Household Durables				1,138,768
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	471,858
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	3.900%	12/6/28	930,000	1,066,962
Home Depot Inc., Senior Notes	3.300%	4/15/40	100,000	105,428
Home Depot Inc., Senior Notes	3.350%	4/15/50	80,000	84,246
Total Specialty Retail				1,256,636
Total Consumer Discretionary				9,033,428
Consumer Staples — 3.2%
Beverages — 1.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	2,007,552
Coca-Cola Co., Senior Notes	4.125%	3/25/40	290,000	340,010
Coca-Cola Co., Senior Notes	4.200%	3/25/50	160,000	192,760
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	100,000	107,141
Total Beverages				2,647,463
Food & Staples Retailing — 0.2%
Walmart Inc., Senior Notes	4.050%	6/29/48	360,000	436,593
Food Products — 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	186,228
Mars Inc., Senior Notes	3.200%	4/1/30	220,000	238,587	(a)
Total Food Products				424,815
Tobacco — 1.7%
Altria Group Inc., Senior Notes	3.800%	2/14/24	290,000	312,746
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	567,979
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,558,969
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	76,307
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	671,274
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	662,739
Total Tobacco				3,850,014
Total Consumer Staples				7,358,885
Energy — 14.7%
Energy Equipment & Services — 0.5%
Halliburton Co., Senior Notes	2.920%	3/1/30	60,000	61,207
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	1,088,475
Total Energy Equipment & Services				1,149,682

See Notes to Financial Statements.

4	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — 14.2%
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	$94,669
Apache Corp., Senior Notes	5.100%	9/1/40	60,000	61,998
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	166,268
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	663,494
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	710,000	660,042
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	40,000	41,824	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	50,000	53,951	(a)
Chevron USA Inc., Senior Notes	6.000%	3/1/41	660,000	947,068
Chevron USA Inc., Senior Notes	5.250%	11/15/43	240,000	318,549
Chevron USA Inc., Senior Notes	2.343%	8/12/50	210,000	181,693
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	960,000	1,050,012
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	250,000	275,033
ConocoPhillips, Senior Notes	3.750%	10/1/27	110,000	123,759	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	2,172,796
Continental Resources Inc., Senior Notes	4.500%	4/15/23	510,000	533,098
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	467,088
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	663,009
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	24,149
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	238,786
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	419,150
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	330,000	331,650	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	880,000	916,045	(b)(c)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	510,000	546,878
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	689,590
Energy Transfer LP, Senior Notes	5.250%	4/15/29	20,000	23,317
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	26,179
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	71,632
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	440,496
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	210,000	216,254
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	570,000	577,844	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	370,000	431,195
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	320,000	354,195
Exxon Mobil Corp., Senior Notes	2.995%	8/16/39	190,000	190,080
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	220,000	254,372

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	240,000	$249,758	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,264,945
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	666,265
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	1,150,000	1,158,107
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	10,000	10,073
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	250,000	241,250
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	710,000	865,273
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	8,604
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	180,000	194,616	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	330,000	347,688	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	647,400
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	810,176
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	460,000	444,475
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	480,000	461,562
Range Resources Corp., Senior Notes	9.250%	2/1/26	730,000	806,102
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	2,101,661
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	969,744
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	230,512
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	230,000	244,630
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	12,402
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	980,167
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	31,601
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,667,117
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	955,998
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	140,000	154,525
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	120,000	124,487
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	430,000	479,422
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	969,119
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,250,799
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	84,121

See Notes to Financial Statements.

6	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	$221,628
WPX Energy Inc., Senior Notes	4.500%	1/15/30	116,000	125,398
Total Oil, Gas & Consumable Fuels				33,005,788
Total Energy				34,155,470
Financials — 29.7%
Banks — 18.0%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	224,800	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	449,954	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	241,252	(a)(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	664,448	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	978,450	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	454,000	(b)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,874,918
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	110,000	118,383	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	250,000	285,227	(c)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	690,000	787,610	(c)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	1,044,498
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	470,617
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,660,000	1,834,300	(b)(c)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	320,000	352,000	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	500,000	576,818	(c)

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	$1,767,114	(a)(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,280,125	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,454,773	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,265,170
Citigroup Inc., Senior Notes	4.650%	7/23/48	420,000	526,623
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	562,662
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,990,000	2,240,891
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	951,763
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	341,103
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,664,966	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	740,000	760,106	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	530,000	591,013	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	876,000	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	525,548	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	237,244
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	225,863	(a)
Intesa Sanpaolo SpA, Subordinated Notes	4.198%	6/1/32	200,000	202,940	(a)(d)
Intesa Sanpaolo SpA, Subordinated Notes	4.950%	6/1/42	430,000	435,191	(a)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	741,188	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	2,175,201
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	1,036,770
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	220,000	250,709	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	620,000	699,974	(b)(c)

See Notes to Financial Statements.

8	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	$545,491	(b)(c)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	710,000	1,039,951	(b)(c)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	950,000	961,884	(b)(c)
Natwest Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	927,315
Natwest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	420,000	448,686	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	820,000	919,050
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	743,399
UniCredit SpA, Senior Notes	6.572%	1/14/22	570,000	590,466	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,610,000	1,923,902	(a)(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	720,000	783,088	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	410,000	542,089	(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	487,084
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	645,812
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	170,000	196,659
Total Banks				41,925,088
Capital Markets — 5.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	500,000	503,125	(b)(c)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	255,791
CI Financial Corp., Senior Notes	3.200%	12/17/30	510,000	517,952
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	1,051,204
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,660,000	1,736,775	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	400,000	445,269	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	99,594
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,671,633

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (2.908% to 6/5/22 then 3 mo. USD LIBOR + 1.053%)	2.908%	6/5/23	1,100,000	$1,128,119	(c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	91,577
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,634,120	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	110,000	122,376	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	207,422
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	120,000	142,581
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	189,698
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	330,000	357,938
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	920,000	1,014,369	(a)(b)(c)
Total Capital Markets				13,169,543
Consumer Finance — 0.9%
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,483,625
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	515,095
Total Consumer Finance				1,998,720
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust, Senior Notes	4.500%	9/15/23	530,000	569,593
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	220,521	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	230,000	244,558	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	455,462	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	240,000	246,846	(a)
Finance of America Funding LLC, Senior Notes	7.875%	11/15/25	150,000	152,156	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	429,525	430,388	(a)(e)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	4.000%	12/21/65	800,000	671,224	(a)(c)
Total Diversified Financial Services				2,990,748
Insurance — 3.8%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	205,624	(a)(b)(c)
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	97,118
Americo Life Inc., Senior Notes	3.450%	4/15/31	200,000	201,829	(a)
Arthur J Gallagher & Co., Senior Notes	3.500%	5/20/51	120,000	121,963
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	220,000	223,224

See Notes to Financial Statements.

10	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	$416,027	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,066,881	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	130,000	130,257	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	513,756	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	1,000,000	1,279,521
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	876,673	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	169,617	(a)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	200,000	205,000	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	185,218	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,537,296	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	822,781	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	330,000	326,254	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	577,656
Total Insurance				8,956,695
Total Financials				69,040,794
Health Care — 11.6%
Biotechnology — 1.5%
AbbVie Inc., Senior Notes	3.200%	11/21/29	990,000	1,062,699
AbbVie Inc., Senior Notes	4.550%	3/15/35	200,000	238,502
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,160,000	1,299,600
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	134,084
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	586,461
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	121,759
Total Biotechnology				3,443,105
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	263,735
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	910,000	1,093,428
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	450,000	539,406
Total Health Care Equipment & Supplies				1,896,569

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — 7.1%
Anthem Inc., Senior Notes	4.375%	12/1/47	230,000	$268,599
Centene Corp., Senior Notes	4.250%	12/15/27	160,000	168,210
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	605,284
Centene Corp., Senior Notes	3.375%	2/15/30	790,000	798,951
Centene Corp., Senior Notes	3.000%	10/15/30	120,000	120,201
Cigna Corp., Senior Notes	4.125%	11/15/25	540,000	608,880
Cigna Corp., Senior Notes	4.800%	8/15/38	540,000	655,385
Cigna Corp., Senior Notes	3.200%	3/15/40	220,000	223,090
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	68,341
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,628,313
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,846,199
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	2,456,530
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	674,501
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	1,149,974
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	172,050
DH Europe Finance II Sarl, Senior Notes	3.250%	11/15/39	70,000	72,823
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	10,000	10,489
HCA Inc., Senior Secured Notes	4.125%	6/15/29	340,000	380,926
HCA Inc., Senior Secured Notes	5.125%	6/15/39	170,000	207,293
HCA Inc., Senior Secured Notes	5.500%	6/15/47	350,000	440,440
HCA Inc., Senior Secured Notes	5.250%	6/15/49	530,000	653,826
Humana Inc., Senior Notes	4.800%	3/15/47	360,000	439,917
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,070,000	1,177,679
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	314,622
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	250,000	280,054
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	540,000	615,033
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	220,000	238,520
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	280,259
Total Health Care Providers & Services				16,556,389
Pharmaceuticals — 2.2%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	122,056	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	130,000	119,959	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	1,530,000	1,695,377
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	400,000	525,836
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	889,584
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	218,714

See Notes to Financial Statements.

12	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	$1,535,416
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	49,649
Total Pharmaceuticals				5,156,591
Total Health Care				27,052,654
Industrials — 9.6%
Aerospace & Defense — 4.3%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	820,000	885,128	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	640,000	688,887	(a)
Boeing Co., Senior Notes	2.800%	3/1/24	500,000	527,054
Boeing Co., Senior Notes	2.196%	2/4/26	590,000	592,621
Boeing Co., Senior Notes	3.100%	5/1/26	2,190,000	2,332,073
Boeing Co., Senior Notes	3.250%	2/1/28	580,000	610,865
Boeing Co., Senior Notes	5.705%	5/1/40	330,000	411,406
Boeing Co., Senior Notes	5.805%	5/1/50	220,000	283,408
Hexcel Corp., Senior Notes	4.200%	2/15/27	1,000,000	1,065,827
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	350,691
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	61,112
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	255,456
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	1,390,000	1,799,791
United Technologies Corp., Senior Notes	4.625%	11/16/48	180,000	222,322
Total Aerospace & Defense				10,086,641
Air Freight & Logistics — 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	1,014,441
Airlines — 1.7%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	170,000	179,143	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	170,000	182,581	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	852,102
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	230,000	229,701
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	420,000	488,680	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	290,000	313,269	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	229,398	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	49,554	52,447
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	810,000	873,658

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	290,000	$339,604
United Airlines Pass-Through Trust	4.875%	1/15/26	310,560	331,182
Total Airlines				4,071,765
Building Products — 0.5%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	570,000	585,801
Carrier Global Corp., Senior Notes	3.377%	4/5/40	270,000	275,425
Carrier Global Corp., Senior Notes	3.577%	4/5/50	320,000	325,923
Total Building Products				1,187,149
Commercial Services & Supplies — 0.5%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	197,040
Waste Connections Inc., Senior Notes	4.250%	12/1/28	750,000	858,402
Total Commercial Services & Supplies				1,055,442
Industrial Conglomerates — 0.9%
General Electric Co., Senior Notes	6.750%	3/15/32	330,000	448,190
General Electric Co., Senior Notes	6.875%	1/10/39	1,098,000	1,600,003
General Electric Co., Senior Notes	4.250%	5/1/40	110,000	124,537
Total Industrial Conglomerates				2,172,730
Machinery — 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	495,369
Road & Rail — 0.3%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	598,149
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	31,265
Total Road & Rail				629,414
Trading Companies & Distributors — 0.8%
Aircastle Ltd., Senior Notes	5.250%	8/11/25	1,000,000	1,114,696	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	250,000	281,974	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	364,884	(a)
Total Trading Companies & Distributors				1,761,554
Total Industrials				22,474,505
Information Technology — 3.2%
Communications Equipment — 0.4%
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	430,000	530,756
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	340,000	431,248
Total Communications Equipment				962,004
Electronic Equipment, Instruments & Components — 0.1%
Vontier Corp., Senior Notes	2.950%	4/1/31	370,000	366,500	(a)
IT Services — 0.2%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	200,000	220,779

See Notes to Financial Statements.

14	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — continued
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	$113,380
S&P Global Inc., Senior Notes	2.300%	8/15/60	40,000	32,523
Total IT Services				366,682
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom Inc., Senior Notes	4.150%	11/15/30	440,000	482,197
Broadcom Inc., Senior Notes	4.300%	11/15/32	580,000	640,828
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	283,019
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	25,415
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	134,290
NVIDIA Corp., Senior Notes	3.500%	4/1/40	100,000	109,103
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	322,130
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	132,252
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	83,315
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	501,017
Total Semiconductors & Semiconductor Equipment				2,713,566
Software — 1.3%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,873,242
Oracle Corp., Senior Notes	3.950%	3/25/51	490,000	509,469
Oracle Corp., Senior Notes	4.100%	3/25/61	580,000	608,710
Total Software				2,991,421
Total Information Technology				7,400,173
Materials — 1.5%
Chemicals — 0.0%††
Ecolab Inc., Senior Notes	4.800%	3/24/30	130,000	156,892
Metals & Mining — 1.5%
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	330,000	368,726
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	350,000	446,074
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	600,000	612,507	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	400,000	437,000	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	300,000	324,973	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	590,000	655,051	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	550,000	608,448
Total Metals & Mining				3,452,779
Total Materials				3,609,671
Real Estate — 1.6%
Equity Real Estate Investment Trusts (REITs) — 1.3%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	190,000	192,673
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	400,000	421,500

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Equity Real Estate Investment Trusts (REITs) — continued
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	270,000	$286,809
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	613,813
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	1,068,006
Welltower Inc., Senior Notes	4.125%	3/15/29	510,000	572,566
Total Equity Real Estate Investment Trusts (REITs)				3,155,367
Real Estate Management & Development — 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	598,421
Total Real Estate				3,753,788
Utilities — 4.5%
Electric Utilities — 4.5%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000	1,364,755
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	655,876
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	197,563	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	200,000	188,665	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	857,939
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	230,000	232,875	(b)(c)
Exelon Corp., Senior Notes	4.050%	4/15/30	190,000	213,110
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	480,000	523,859
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000	4,053,640
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	170,000	188,809	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	240,000	269,604
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	160,000	169,782
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	130,000	120,296
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	30,000	26,408
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000	497,211
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000	870,634
Total Utilities				10,431,026
Total Corporate Bonds & Notes (Cost — $187,629,327)				218,298,511
Sovereign Bonds — 1.0%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	11,447	4,464

See Notes to Financial Statements.

16	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	182,200		$60,492
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,930,000		815,444	*(a)(f)
Total Argentina					880,400
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	300,000		300,096	(a)
Mexico — 0.3%
Mexican Bonos, Senior Notes	8.500%	11/18/38	8,780,000	MXN	489,489
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	230,000		238,963
Total Mexico					728,452
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	410,000		517,920	(a)
Total Sovereign Bonds (Cost — $3,512,770)					2,426,868
Senior Loans — 0.7%
Consumer Discretionary — 0.2%
Specialty Retail — 0.2%
Great Outdoors Group LLC, Term Loan B1 (the greater of 6 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	359,100		362,332	(c)(g)(h)
Health Care — 0.2%
Pharmaceuticals — 0.2%
Endo Luxembourg Finance Co. I Sarl, 2021 Term Loan (the greater of 3 mo. USD LIBOR or 1.500% + 4.250%)	5.750%	3/27/28	260,000		252,363	(c)(g)(h)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	3/15/28	340,000		339,575	(c)(g)(h)
Total Health Care					591,938
Industrials — 0.3%
Air Freight & Logistics — 0.2%
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.858%	2/24/25	350,000		348,704	(c)(g)(h)
Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	280,000		293,903	(c)(g)(h)
Total Industrials					642,607

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Materials — 0.0%††
Paper & Forest Products — 0.0%††
Schweitzer-Mauduit International Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	1/27/28	90,000	$	89,775	(c)(g)(h)(i)
Total Senior Loans (Cost — $1,670,200)					1,686,652
Municipal Bonds — 0.7%
California — 0.3%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	500,000		626,555	(a)
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000		284,850
Illinois — 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	530,000		650,744
Total Municipal Bonds (Cost — $1,351,437)					1,562,149

			Shares
Preferred Stocks — 0.5%
Financials — 0.5%
Banks — 0.4%
GMAC Capital Trust I, Non Voting Shares (3 mo. USD LIBOR + 5.785%)	5.941%		40,149		1,015,770	(c)
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	3.346%		9,325		207,947	(c)
Total Preferred Stocks (Cost — $1,168,424)					1,223,717

		Maturity Date	Face Amount†
U.S. Government & Agency Obligations — 0.1%
U.S. Government Obligations — 0.1%
U.S. Treasury Bonds	1.625%	11/15/50	70,000		59,828
U.S. Treasury Bonds	1.875%	2/15/51	160,000		145,525
U.S. Treasury Notes	1.625%	5/15/31	80,000		80,175
Total U.S. Government & Agency Obligations (Cost — $283,311)					285,528
Total Investments before Short-Term Investments (Cost — $195,615,469)					225,483,425

See Notes to Financial Statements.

18	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

Western Asset Investment Grade Defined Opportunity Trust Inc.

Security	Rate	Shares	Value
Short-Term Investments — 2.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,191,907)	0.010%	6,191,907	$6,191,907	(j)
Total Investments — 99.5% (Cost — $201,807,376)			231,675,332
Other Assets in Excess of Liabilities — 0.5%			1,150,648
Total Net Assets — 100.0%			$232,825,980

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of May 31, 2021.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)

In this instance, as defined in the Investment Company Act of 1940, and “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At May 31, 2021, the total market value of investments in Affiliated Companies was $6,191,907 and the cost was $6,191,907 (Note 7).

Abbreviation(s) used in this schedule:

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

PIK	— Payment-In-Kind

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

May 31, 2021

Western Asset Investment Grade Defined Opportunity Trust Inc.

At May 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	60	9/21	$13,239,948	$13,244,063	$4,115
U.S. Treasury 5-Year Notes	17	9/21	2,101,975	2,105,477	3,502
U.S. Treasury 10-Year Notes	88	9/21	11,616,778	11,610,500	(6,278)
U.S. Treasury Ultra Long- Term Bonds	19	9/21	3,490,685	3,519,750	29,065
					30,404
Contracts to Sell:
U.S. Treasury Long-Term Bonds	79	9/21	12,417,059	12,365,969	51,090
Net unrealized appreciation on open futures contracts					$81,494

At May 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	1,463,000	USD	1,746,149	Goldman Sachs Group Inc.	7/19/21	$39,703

Abbreviation(s) used in this table:

EUR	—	Euro

USD	—	United States Dollar

See Notes to Financial Statements.

20	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $195,615,469)	$225,483,425
Investments in affiliated securities, at value (Cost — $6,191,907)	6,191,907
Foreign currency, at value (Cost — $472)	338
Cash	277
Interest receivable	2,494,856
Deposits with brokers for open futures contracts	146,494
Unrealized appreciation on forward foreign currency contracts	39,703
Receivable from broker — net variation margin on open futures contracts	594
Prepaid expenses	8,256
Total Assets	234,365,850

Liabilities:
Distributions payable	721,115
Payable for securities purchased	630,000
Investment management fee payable	128,239
Directors’ fees payable	4,864
Accrued expenses	55,652
Total Liabilities	1,539,870
Total Net Assets	$232,825,980

Net Assets:
Par value ($0.001 par value; 10,843,836 shares issued and outstanding; 100,000,000 shares authorized)	$10,844
Paid-in capital in excess of par value	206,500,672
Total distributable earnings (loss)	26,314,464
Total Net Assets	$232,825,980

Shares Outstanding	10,843,836

Net Asset Value	$21.47

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended May 31, 2021

Investment Income:
Interest from unaffiliated investments	$5,093,538
Interest from affiliated investments	7
Dividends	70,327
Less: Foreign taxes withheld	(21,426)
Total Investment Income	5,142,446

Expenses:
Investment management fee (Note 2)	761,460
Directors’ fees	41,503
Audit and tax fees	27,711
Transfer agent fees	27,635
Legal fees	21,351
Fund accounting fees	15,830
Shareholder reports	6,805
Stock exchange listing fees	6,248
Custody fees	2,003
Insurance	1,834
Miscellaneous expenses	3,696
Total Expenses	916,076
Net Investment Income	4,226,370

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	813,307
Futures contracts	606,996
Swap contracts	5,014
Net Realized Gain	1,425,317
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(8,095,195)
Futures contracts	56,318
Swap contracts	(4,895)
Forward foreign currency contracts	39,703
Foreign currencies	55
Change in Net Unrealized Appreciation (Depreciation)	(8,004,014)
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(6,578,697)
Decrease in Net Assets From Operations	$(2,352,327)

See Notes to Financial Statements.

22	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2021 (unaudited) and the Year Ended November 30, 2020	2021	2020

Operations:
Net investment income	$4,226,370	$8,606,510
Net realized gain (loss)	1,425,317	(2,423,067)
Change in net unrealized appreciation (depreciation)	(8,004,014)	13,579,784
Increase (Decrease) in Net Assets From Operations	(2,352,327)	19,763,227

Distributions to Shareholders From (Note 1):
Total distributable earnings	(4,326,299)	(9,268,396)
Decrease in Net Assets From Distributions to Shareholders	(4,326,299)	(9,268,396)

Fund Share Transactions:
Reinvestment of distributions (1,958 and 5,101 shares issued, respectively)	42,547	109,026
Increase in Net Assets From Fund Share Transactions	42,547	109,026
Increase (Decrease) in Net Assets	(6,636,079)	10,603,857

Net Assets:
Beginning of period	239,462,059	228,858,202
End of period	$232,825,980	$239,462,059

See Notes to Financial Statements.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	23

Financial highlights

For a share of capital stock outstanding throughout each year ended November 30, unless otherwise noted:
	2021[1,2]	2020[1]	2019[1]	2018[1]	2017[1]	2016[1]

Net asset value, beginning of period	$22.09	$21.12	$19.21	$21.00	$20.26	$20.28

Income (loss) from operations:
Net investment income	0.39	0.79	0.88	0.94	0.99	0.98
Net realized and unrealized gain (loss)	(0.61)	1.03	2.05	(1.71)	0.82	0.20
Total income (loss) from operations	(0.22)	1.82	2.93	(0.77)	1.81	1.18

Less distributions from:
Net investment income	(0.40) [3]	(0.81)	(0.89)	(0.96)	(1.02)	(1.17)
Net realized gains	—	(0.04)	(0.13)	(0.06)	(0.05)	(0.03)
Total distributions	(0.40)	(0.85)	(1.02)	(1.02)	(1.07)	(1.20)

Net asset value, end of period	$21.47	$22.09	$21.12	$19.21	$21.00	$20.26

Market price, end of period	$21.38	$21.42	$21.24	$18.05	$21.85	$20.05
Total return, based on NAV[4,5]	(1.00)%	8.96%	15.59%	(3.78)%	9.09%	5.97%
Total return, based on Market Price[6]	1.67%	5.06%	23.70%	(13.06)%	14.76%	2.43%

Net assets, end of period (millions)	$233	$239	$229	$208	$227	$219

Ratios to average net assets:
Gross expenses	0.78%[7]	0.79%	0.78%	0.78%	0.78%	0.79%
Net expenses	0.78 [7]	0.79 [8]	0.78	0.78	0.78	0.79
Net investment income	3.61 [7]	3.77	4.33	4.65	4.76	4.82

Portfolio turnover rate	8%	41%	56%	46%	40%	41%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2021 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

26	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$218,298,511	—	$218,298,511
Sovereign Bonds	—	2,426,868	—	2,426,868
Senior Loans:
Materials	—	—	$89,775	89,775
Other Senior Loans	—	1,596,877	—	1,596,877
Municipal Bonds	—	1,562,149	—	1,562,149
Preferred Stocks:
Financials	$1,015,770	207,947	—	1,223,717
U.S. Government & Agency Obligations	—	285,528	—	285,528
Total Long-Term Investments	1,015,770	224,377,880	89,775	225,483,425
Short-Term Investments†	6,191,907	—	—	6,191,907
Total Investments	$7,207,677	$224,377,880	$89,775	$231,675,332
Other Financial Instruments:
Futures Contracts††	$87,772	—	—	$87,772
Forward Foreign Currency Contracts††	—	$39,703	—	39,703
Total Other Financial Instruments	$87,772	$39,703	—	$127,475
Total	$7,295,449	$224,417,583	$89,775	$231,802,807

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$6,278	—	—	$6,278

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency

28	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of May 31, 2021, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended May 31, 2021, see Note 4.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are

30	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its

32	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of May 31, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, realized capital gains, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

34	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended May 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$15,348,400	$3,573,689
Sales	18,939,597	3,150,255

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

At May 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$201,807,376	$31,445,647	$(1,577,691)	$29,867,956
Futures contracts	—	87,772	(6,278)	81,494
Forward foreign currency contracts	—	39,703	—	39,703

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$87,772	—	$87,772
Forward foreign currency contracts	—	$39,703	39,703
Total	$87,772	$39,703	$127,475
LIABILITY DERIVATIVES[1]
			Interest Rate Risk
Futures contracts[2]			$6,278

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$606,996	—	$606,996
Swap contracts	—	$5,014	5,014
Total	$606,996	$5,014	$612,010

36	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$56,318	—	—	$56,318
Swap contracts	—	—	$(4,895)	(4,895)
Forward foreign currency contracts	—	$39,703	—	39,703
Total	$56,318	$39,703	$(4,895)	$91,126

During the six months ended May 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$28,343,573
Futures contracts (to sell)	14,427,487
Forward foreign currency contracts (to buy)	506,810

Average Notional Balance
Credit default swap contracts (to sell protection)†	$82,571

†	At May 31, 2021, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of May 31, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Goldman Sachs Group Inc.	$39,703	—	$39,703	—	$39,703

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Distributions subsequent to May 31, 2021

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
5/21/2021	6/1/2021	$0.0665
6/23/2021	7/1/2021	$0.0665
7/23/2021	8/2/2021	$0.0665
8/24/2021	9/1/2021	$0.0665

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

6. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended May 31, 2021, the Fund did not repurchase any shares.

7. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended May 31, 2021. The following transactions were effected in such company for the six months ended May 31, 2021.

	Affiliate Value at November 30, 2020
		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$6,191,907	6,191,907	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$7	—	$6,191,907

8. Deferred capital losses

As of November 30, 2020, the Fund had deferred capital losses of $2,060,864, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of

38	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report

contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Semi-Annual Report	39

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Investment Grade Defined Opportunity Trust Inc. was held on April 30, 2021 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of directors

Nominees	For	Withheld	Abstain
Robert D. Agdern	5,465,523	3,929,322	165,566
Eileen A. Kamerick	5,518,116	3,895,977	146,318

At May 31, 2021, in addition to Robert D. Agdern and Eileen A. Kamerick, the other Directors of the Fund were as follows:

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Nisha Kumar

Jane Trust

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended November 30, 2021.

For	Against	Abstain
9,162,123	293,126	105,162

40	Western Asset Investment Grade Defined Opportunity Trust Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Western Asset Investment Grade Defined Opportunity Trust Inc.	41

Dividend reinvestment plan (unaudited) (cont’d)

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

42	Western Asset Investment Grade Defined Opportunity Trust Inc.

Western Asset

Investment Grade Defined Opportunity Trust Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

George P. Hoyt

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jeanne M. Kelly

Senior Vice President

Western Asset Investment Grade Defined Opportunity Trust Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

New York Stock Exchange Symbol

IGI

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Investment Grade Defined Opportunity Trust Inc.

Western Asset Investment Grade Defined Opportunity Trust Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Investment Grade Defined Opportunity Trust Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX012742 7/21 SR21-4185

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: July 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: July 26, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: July 26, 2021